Other Current Assets - Additional Information (Detail) - 12 months ended Dec. 31, 2021	CNY (¥)	USD ($)
Percentage of capital to deposit to trust protection fund by consolidated trusts	1.00%
Derivative, Collateral, Right to Reclaim Cash	¥ 619,332,499	$ 97,186,784
Swap [Member]
Derivative, Collateral, Right to Reclaim Cash	¥ 619,000,000	$ 97,186,784